UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-04933

PFM Funds

(Exact name of registrant as specified in charter)

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

PFM Asset Management LLC

One Keystone Plaza, Suite 300, North Front & Market Streets

Harrisburg, Pennsylvania 17101

(Name and address of agent for service)

Registrant's telephone number, including area code:       (800) 338-3383

Date of fiscal year end:       6/30/14      .

Date of reporting period:       7/1/13 to 6/30/14

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS FOR THE YEAR ENDED JUNE 30, 2014 IS ATTACHED BELOW.

table of contents

1	MESSAGE FROM THE INVESTMENT MANAGER

3	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

4	PRIME SERIES FINANCIAL HIGHLIGHTS

7	PRIME SERIES FINANCIAL STATEMENTS

12	GOVERNMENT SERIES FINANCIAL HIGHLIGHTS

13	GOVERNMENT SERIES FINANCIAL STATEMENTS

17	NOTES TO FINANCIAL STATEMENTS

28	PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD

31	INFORMATION ABOUT FUND EXPENSES

33	OTHER FUND INFORMATION

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) filed its complete schedule of portfolio holdings with the SEC for the Trust’s first and third fiscal quarters on Form N-Q. The Trust’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330.

This annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectuses can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectuses provide more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2014 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Annual Report for PFM Funds (the “Trust”) for the period ended June 30, 2014. Safety of principal and liquidity remain our top priorities when managing the Trust’s Prime Series and Government Series (the “Funds”). Despite a continued low-interest-rate environment, the Funds continues to generate relatively competitive yields.

Economic Update

Over the last year, the U.S. economy continued to strengthen and the pace of the recovery quickened somewhat despite a very severe winter. Solid consumer spending, a modest uptick in housing, and some recovery in business investment were behind the expansion. Gross domestic product (“GDP”) declined by 2.9% in the first quarter of 2014 as a result of reduced exports and inventory growth, along with severe winter weather that depressed housing and business investment. Economists expect GDP to average around 3% growth for the balance of 2014 and into 2015.

The labor market has improved, with the pace of job creation fast enough to put downward pressure on the unemployment rate, which reached 6.1% in recent months. Other labor market indicators suggest that it may take several more years to return to a full employment situation where under-employment rates are low and wage rates are growing at a modest pace. At the same time, the U.S. housing market has continued to recover, but the pace of housing starts (1.1 million in recent months) is still far below the pre-financial crisis level. Meanwhile in the euro zone, the pace of economic activity picked up, with the Markit composite purchasing managers index (“PMI”) recently reaching a three-year high.

The economy seems to have weathered the impact from federal budget sequestration reasonably well, although reduced federal spending did have some negative effects in 2013. The recent federal budget agreement suggests that the headwind from fiscal policy will lessen in 2014. In mid-February, Congress gave its approval for an increase in the debt ceiling through March 2015.

Interest Rates

The Federal Open Market Committee (“FOMC”) began to taper its bond purchases in December, and has since announced that it expects to end the program following its October meeting. The federal funds target rate remains unchanged in the range of zero to 0.25%. Most market participants expect no change in this rate until after the Federal Reserve’s (“Fed’s”) bond purchase program ends. Interest rates have begun to normalize, with the 10-year Treasury yield at 3% at the end of 2013 and currently at 2.53% as of June 30, 2014.

Fund Strategy

With the FOMC indicating that short-term rates will remain low for some time after the bond program ends, yields on the Fund are likely to remain close to current levels for the

PFM Funds Annual Report | June 30, 2014   1

foreseeable future. With overnight rates near zero, we will look for opportunities to enhance yield by maintaining the Funds’ weighted average maturities toward the maximum permitted, as long as we perceive adequate value in longer-dated investments and the prospect for stable rates.

In the Prime Series, we will seek to capitalize on the yield advantage available in high-grade commercial paper, negotiable certificates of deposit, and other money market instruments, where we believe that they offer attractive value. As always, our aim will be to execute investment strategies nimbly and cautiously.

The Government Series was selected as one of the top institutional money market fund performers by iMoneyNet for 2013, marking the fourth year that the Government Series was recognized for strong investment performance.

A meeting of the PFM Funds shareholders was held during June. At that meeting, shareholders approved new investment advisory agreements between the Fund and PFM Asset Management LLC (“PFM”), as well as elected all of the Trustees currently serving on the Board. We are proud to serve the Funds and appreciate shareholders’ continued confidence in PFM. We look forward to continuing our work as the Funds’ Investment Adviser and implementing effective investment strategies to address your financial objectives.

Respectfully,

PFM Asset Management LLC

June 30, 2014

 2   PFM Funds Annual Report | June 30, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PFM Funds

We have audited the accompanying statements of net assets of the Prime Series and Government Series (the “Funds”) (each a series of the PFM Funds) as of June 30, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

August 28, 2014

PFM Funds Annual Report | June 30, 2014   3

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - SNAP Fund Class

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002	0.002	0.003	0.003	0.003
Total From Operations	0.002	0.002	0.003	0.003	0.003
Less: Distribution
Net Investment Income	(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Total Distributions	(0.002)	(0.002)	(0.003)	(0.003)	(0.003)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.15%	0.25%	0.26%	0.26%	0.32%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$3,526,173	$3,922,670	$4,261,742	$3,283,797	$3,247,184
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.15%	0.25%	0.25%	0.26%	0.31%
Ratio of Net Investment Income to Average Net Assets Before
Fee Waivers	0.14%	0.24%	0.24%	0.25%	0.30%

The accompanying notes are an integral part of these financial statements.

 4   PFM Funds Annual Report | June 30, 2014

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Institutional Class

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.002	0.002	0.002
Total From Operations	0.001	0.002	0.002	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.002)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.08%	0.17%	0.18%	0.18%	0.23%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$2,052,845	$2,110,672	$1,947,637	$1,724,797	$1,205,815
Ratio of Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.16%	0.16%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.07%	0.17%	0.17%	0.18%	0.23%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.07%	0.17%	0.17%	0.18%	0.23%

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2014   5

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Prime Series - Colorado Investors Class

			July 14, 2011(1)
	Year Ended		through
	June 30, 2014	June 30, 2013	June 30, 2012
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.001	0.002	0.002
Total From Operations	0.001	0.002	0.002
Less: Distributions
Net Investment Income	(0.001)	(0.002)	(0.002)
Total Distributions	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.000	$1.000	$1.000
Total Return	0.11%	0.21%	0.22	%(3)
Ratios/Supplemental Data
Net Assets, End of Period (000)	$758,692	$398,048	$161,424
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12	%(2)
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.15%	0.16%	0.17	%(2)
Ratio of Net Investment Income to Average Net Assets	0.10%	0.19%	0.25	%(2)
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.07%	0.15%	0.20	%(2)

(1)	The Colorado Investors Class of Prime Series commenced operations on July 14, 2011.
(2)	Annualized.
(3)	Not annualized.
The	accompanying notes are an integral part of these financial statements.

 6   PFM Funds Annual Report | June 30, 2014

STATEMENT OF NET ASSETS

Prime Series

June 30, 2014

		Face
		Amount	Value
Certificates of Deposit (63.6%)
Bank of America
0.25%	7/16/14	$185,000,000	$185,000,000
Bank of Montreal (Chicago)
0.17%	9/10/14	123,000,000	122,999,998
Bank of Nova Scotia (Houston)
0.24%	7/1/14	100,000,000	100,000,000
0.29%(1)	8/5/14	75,000,000	75,000,000
Bank of Tokyo Mitsubishi (NY)
0.25%	12/1/14	100,000,000	100,000,000
BNP Paribas (NY)
0.30%	9/4/14	100,000,000	100,000,000
0.30%	9/4/14	100,000,000	100,000,000
Branch Banking & Trust
0.21%	8/22/14	50,000,000	50,000,000
Canadian Imperial Bank (NY)
0.30%(1)	7/2/14	60,000,000	60,000,000
CitiBank
0.24%	7/1/14	100,000,000	100,000,000
0.24%	7/1/14	50,000,000	50,000,000
0.24%	7/1/14	50,000,000	50,000,000
Credit Agricole Corp. & Investment Bank (NY)
0.25%	7/1/14	100,000,000	100,000,000
0.25%	9/2/14	90,000,000	90,000,000
Credit Suisse (NY)
0.29%	7/14/14	15,000,000	15,001,402
0.43%(1)	10/31/14	100,000,000	100,000,000
0.50%(1)	11/25/14	50,000,000	50,000,000
DNB NOR Bank ASA (NY)
0.18%	9/8/14	50,000,000	49,998,084
0.23%	10/2/14	75,000,000	75,000,000
HSBC Bank USA (NY)
0.21%	11/19/14	25,000,000	25,000,000
JP Morgan Chase Bank
0.42%	8/11/14	50,000,000	50,000,000
Mizuho Corporate Bank (NY)
0.20%	8/18/14	15,000,000	14,999,799
0.25%	10/15/14	100,000,000	100,000,000
0.25%	10/22/14	35,000,000	35,000,000
0.25%	10/24/14	50,000,000	49,999,996
Natixis New York Branch (NY)
0.11%	7/1/14	200,000,000	200,000,000
Nordea Bank Finland (NY)
0.22%	8/25/14	30,000,000	30,000,000
0.21%	8/26/14	50,000,000	49,999,612
0.22%	10/10/14	107,000,000	106,995,496
Norinchukin Bank (NY)
0.10%	7/3/14	90,000,000	90,000,000
0.21%	9/16/14	100,000,000	99,999,996
Rabobank Nederland NV (NY)
0.25%	7/15/14	25,000,000	25,000,000
0.27%(1)	7/18/14	50,000,000	50,000,598
0.28%(1)	5/20/15	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2014   7

STATEMENT OF NET ASSETS

Prime Series

June 30, 2014

		Face
		Amount	Value
Royal Bank of Canada (NY)
0.29%(1)	10/10/14	$100,000,000	$100,011,188
0.27%(1)	1/13/15	25,000,000	25,000,000
0.22%(1)	6/26/15	75,000,000	75,000,000
Skandinaviska Enskilda Banken (NY)
0.28%	10/1/14	100,000,000	100,000,000
0.25%	10/2/14	10,000,000	9,999,999
0.25%	10/6/14	40,000,000	40,000,000
0.25%	1/2/15	40,000,000	40,000,000
Standard Chartered Bank (NY)
0.26%(1)	10/2/14	100,000,000	100,000,000
0.33%(1)	4/7/15	100,000,000	100,000,000
Sumitomo Mitsui Bank (NY)
0.22%	9/12/14	4,075,000	4,074,917
0.25%	11/12/14	75,000,000	75,000,000
0.26%	1/2/15	120,000,000	120,000,000
Svenska Handelsbanken (NY)
0.41%(1)	10/6/14	25,000,000	25,009,050
0.20%	12/1/14	35,000,000	34,999,997
Swedbank (NY)
0.24%	10/30/14	90,000,000	90,000,000
0.32%(1)	2/6/15	100,000,000	100,000,000
Toronto Dominion Bank (NY)
0.22%(1)	6/16/15	100,000,000	100,000,000
Wells Fargo Bank
0.21%	8/12/14	60,000,000	60,000,000
0.21%	11/21/14	100,000,000	100,000,000
0.21%	12/11/14	30,000,000	30,000,000
Westpac Banking Corp. (NY)
0.23%(1)	4/15/15	100,000,000	100,000,000
Total Certificates of Deposit			4,029,090,132
Commercial Paper (17.1%)
Bank of Tokyo Mitsubishi UFJ LTD
0.12%	7/2/14	100,000,000	99,999,667
General Electric Capital Corp.
0.20%	7/8/14	50,000,000	49,998,056
0.20%	8/4/14	50,000,000	49,990,556
0.20%	12/2/14	30,000,000	29,974,333
0.20%	12/19/14	15,000,000	14,985,750
HSBC USA, Inc.
0.25%	7/1/14	115,000,000	115,000,000
0.24%	8/12/14	50,000,000	49,986,292
JP Morgan Securities LLC
0.40%	7/25/14	75,000,000	74,980,001
0.33%	2/13/15	50,000,000	49,895,958
0.33%	3/17/15	25,000,000	24,940,646
PNC Bank
0.30%	8/20/14	10,000,000	9,995,833
0.30%	8/21/14	80,000,000	79,966,000
PNC Bank (Callable)
0.30%	12/3/14	75,000,000	75,000,000
0.30%	12/19/14	15,000,000	15,000,000
0.30%	1/15/15	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

 8   PFM Funds Annual Report | June 30, 2014

STATEMENT OF NET ASSETS

Prime Series

June 30, 2014

		Face
		Amount	Value
Rabobank USA Finance Corp
0.28%	7/1/14	$12,400,000	$12,399,999
Toyota Motor Credit Corp.
0.21%(1)	9/12/14	70,000,000	70,000,000
0.21%(1)	11/14/14	50,000,000	50,000,000
0.21%(1)	1/15/15	40,000,000	40,000,000
0.21%(1)	3/17/15	40,000,000	40,000,000
US Bank
0.15%	7/14/14	125,000,000	125,000,000
Total Commercial Paper			1,087,113,091
U.S. Government & Agency Obligations (10.0%)
Federal Home Loan Bank Discount Notes
0.05%	7/11/14	17,200,000	17,199,761
0.04%	7/18/14	15,000,000	14,999,752
0.07%	8/15/14	100,000,000	99,990,688
0.05%	8/22/14	30,000,000	29,997,833
0.07%	8/25/14	50,000,000	49,995,035
0.07%	8/29/14	126,000,000	125,985,673
U.S. Treasury Notes
0.08%	7/15/14	295,526,600	296,249,067
Total U.S. Government & Agency Obligations			634,417,809
Repurchase Agreements (8.0%)
Goldman Sachs
0.10%	7/1/14	157,500,000	157,500,000
(Dated 6/30/14, repurchase price $157,500,438, collateralized by Government National Mortgage Association securities,
2.50%to 7.00%, maturing 3/15/26 to 4/20/44, market value
$160,650,446)
0.07%	7/9/14	350,000,000	350,000,000
(Dated 6/5/14, repurchase price $350,023,139, collateralized by Fannie Mae securities, 1.56% to 7.50%, maturing 7/1/19 to
6/1/44, market value $204,054,263; and by Freddie Mac
securities, 2.09% to 7.00%, maturing 1/1/24 to 5/1/44, market value $152,963,785)
Total Repurchase Agreements			507,500,000

Total Investments (98.7%)			6,258,121,032
Other Assets in Excess of Other Liabilities (1.3%)			79,588,814
Net Assets (100.0%)			$6,337,709,846
Net Assets Consist of:
SNAP Fund Class Shares (applicable to 3,526,172,703 outstanding shares of beneficial interest; unlimited shares authorized; no par value;
equivalent to $1.00 per share)			3,526,172,703
Institutional Class Shares (applicable to 2,052,845,153 outstanding shares of beneficial interest; unlimited shares authorized; no par value;
equivalent to $1.00 per share)			2,052,845,153
Colorado Investors Class Shares (applicable to 758,691,990 outstanding shares of beneficial interest (unlimited shares authorized; no par value;
equivalent to $1.00 per share)			758,691,990

(1)	Floating Rate Note. Rate shown is that which was in effect at June 30, 2014.

The accompanying notes are an integral part of these financial statements

PFM Funds Annual Report | June 30, 2014   9

STATEMENT OF OPERATIONS

Prime Series

Year Ended June 30, 2014

Investment Income
Interest Income	$14,430,957
Expenses
Investment Advisory Fees	3,021,471
Administrative Fees	630,368
Transfer Agent Fees:
SNAP Fund Class	718,861
Institutional Class	1,958,548
Colorado Investors Class	479,910
Audit Fees	28,900
Cash Management Fees:
SNAP Fund Class	56,343
Institutional Class	52,007
Colorado Investors Class	4,041
Custody Fees	164,083
Legal Fees	177,194
Insurance Premiums.	90,453
Registration Fees	36,976
Rating Fees	19,833
Other Expenses	204,786
Total Expenses	7,643,774
Less Transfer Agent Fee Waivers:
SNAP Fund Class	(303,840)
Institutional Class	(47,931)
Colorado Investors Class	(177,050)
Less Expenses Paid Indirectly	(117,510)
Net Expenses	6,997,443
Net Investment Income	7,433,514
Net Realized Gain on Sale of Investments	295,025
Net Increase in Net Assets Resulting from Operations	$7,728,539

The accompanying notes are an integral part of these financial statements.

 10   PFM Funds Annual Report | June 30, 2014

STATEMENTS OF CHANGES IN NET ASSETS

Prime Series

	Year Ended	Year Ended
	June 30,	June 30,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$7,433,514	$14,294,398
Net Realized Gain on Sale of Investments	295,025	259,489
Net Increase in Net Assets	7,728,539	14,553,887
Distributions
Net Investment Income, Net of Realized
Gain on Sale of Investments:
SNAP Fund Class Shares	(5,468,463)	(10,303,614)
Institutional Class Shares	(1,682,136)	(3,763,849)
Independent Schools and Colleges Class Shares	–	(7,984)
Colorado Investors Class Shares	(577,940)	(478,440)
Total Distributions	(7,728,539)	(14,553,887)
Capital Share Transactions (at $1.00 per share)
Issued:
SNAP Fund Class Shares	2,299,011,805	2,617,308,200
Institutional Class Shares	26,920,992,624	23,388,089,710
Independent Schools and Colleges Class Shares	–	10,764,927
Colorado Investors Class Shares	1,274,504,271	843,685,464
Redeemed:
SNAP Fund Class Shares	(2,700,977,310)	(2,966,684,568)
Institutional Class Shares	(26,980,501,403)	(23,228,818,775)
Independent Schools and Colleges Class Shares	–	(15,532,312)
Colorado Investors Class Shares	(914,438,614)	(607,539,551)
Distributions Reinvested:
SNAP Fund Class Shares	5,468,463	10,303,614
Institutional Class Shares	1,682,136	3,763,849
Independent Schools and Colleges Class Shares	–	7,984
Colorado Investors Class Shares	577,940	478,440
Net (Decrease) Increase from Capital
Share Transactions	(93,680,088)	55,826,982
Total (Decrease) Increase in Net Assets	(93,680,088)	55,826,982
Net Assets
Beginning of Period	6,431,389,934	6,375,562,952
End of Period	$6,337,709,846	$6,431,389,934

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2014   11

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

Government Series

	Year Ended June 30,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.0000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.0003	0.0004	0.0004	0.001	0.002
Total From Operations	0.0003	0.0004	0.0004	0.001	0.002
Less: Distributions
Net Investment Income	(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Total Distributions	(0.0003)	(0.0004)	(0.0004)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.0000	$1.000	$1.0000	$1.000	$1.000
Total Return	0.03%	0.04%	0.04%	0.09%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$140,441	$185,482	$311,091	$361,182	$685,163
Ratio of Expenses to Average Net Assets	0.11%	0.18%	0.15%	0.18%	0.18%
Ratio of Expenses to Average Net Assets Before Fee Waivers and Recoupments	0.22%	0.21%	0.21%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.03%	0.04%	0.04%	0.09%	0.16%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers and Recoupments	-0.08%	0.01%	-0.02%	0.07%	0.12%

The accompanying notes are an integral part of these financial statements.

 12   PFM Funds Annual Report | June 30, 2014

STATEMENT OF NET ASSETS

Government Series

June 30, 2014

		Face
		Amount	Value
U.S. Government & Agency Obligations (88.7%)
Fannie Mae Mortgage-Backed Security Discount Notes
0.08%	8/1/14	$7,500,000	$7,499,500
Fannie Mae Notes
0.36%(1)	8/11/14	5,000,000	5,001,375
0.17%	8/28/14	3,190,000	3,193,592
0.21%	10/15/14	1,082,000	1,095,857
0.40%(1)	10/27/14	2,000,000	2,001,668
0.49%(1)	11/21/14	1,000,000	1,001,385
0.45%(1)	12/15/14	3,000,000	3,004,719
0.16%	4/15/15	4,941,000	5,129,270
0.42%(1)	1/20/16	1,000,000	1,003,928
Federal Farm Credit Bank Notes
0.28%(1)	7/14/14	3,000,000	3,000,098
0.16%	7/18/14	2,000,000	2,000,130
0.20%	9/22/14	415,000	417,643
0.41%(1)	11/28/14	650,000	650,477
0.27%(1)	1/20/15	2,000,000	2,001,071
0.23%(1)	1/26/15	2,000,000	2,001,387
0.19%(1)	1/26/15	4,500,000	4,501,217
0.18%(1)	7/20/15	2,000,000	2,000,651
0.30%(1)	8/3/15	2,000,000	2,002,759
0.19%(1)	9/18/15	1,425,000	1,425,000
0.13%(1)	11/18/15	3,000,000	2,999,161
Federal Home Loan Bank Discount Notes
0.10%	7/2/14	1,000,000	999,997
0.10%	7/23/14	2,500,000	2,499,847
0.10%	8/8/14	2,000,000	1,999,789
0.10%	8/15/14	2,000,000	1,999,750
0.10%	8/20/14	2,000,000	1,999,722
0.10%	9/3/14	1,000,000	999,822
0.09%	9/5/14	5,000,000	4,999,221
0.10%	10/29/14	1,000,000	999,683
Federal Home Loan Bank Notes
0.24%	7/2/14	2,000,000	2,000,000
0.15%	7/22/14	5,000,000	5,000,112
0.14%	7/25/14	1,750,000	1,750,057
0.13%	8/1/14	3,000,000	3,000,023
0.16%	8/13/14	1,140,000	1,147,202
0.30%(1)	8/18/14	1,000,000	1,000,214
0.17%	9/12/14	3,000,000	3,007,197
0.09%	10/8/14	5,000,000	4,999,979
Federal Home Loan Bank Notes (Callable)
0.20%	12/30/14	4,000,000	4,000,000
0.20%	2/26/15	4,000,000	4,000,165
Freddie Mac Notes
0.16%	7/15/14	1,833,000	1,836,417
0.08%	7/30/14	5,000,000	5,003,691
0.10%	8/14/14	2,000,000	2,000,358
0.15%	8/27/14	1,469,000	1,470,967
0.10%	12/3/14	2,000,000	2,001,884

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2014   13

STATEMENT OF NET ASSETS

Government Series

June 30, 2014

		Face
		Amount	Value
U.S. Treasury Notes
0.08%	7/15/14	$11,318,040	$11,345,709
0.10%	7/31/14	2,650,000	2,650,064
Total U.S. Government & Agency Obligations[1]			124,642,758
Repurchase Agreements (10.9%)
BNP Paribas
0.11%	7/1/14	15,300,000	15,300,000
(Dated 6/30/14, repurchase price $15,300,047, collateralized by
Fannie Mae securities, 3.74% to 3.85%, maturing 2/1/40 to
6/1/40, market value $9,864,936; and by Freddie Mac securities,
2.28% to 2.44%, maturing 9/1/37 to 12/1/42, market value $5,741,112)
Total Repurchase Agreements			15,300,000
Total Investments (99.6%)			139,942,758
Other Assets in Excess of Other Liabilities (0.4%)			498,570
Net Assets (100.0%)
Applicable to 140,441,328 outstanding shares of beneficial interest
(unlimited shares authorized; no par value equivalent to $1.00 per share)			$140,441,328

(1)	Floating Rate Note. Rate shown is that which was in effect at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

 14   PFM Funds Annual Report | June 30, 2014

STATEMENT OF OPERATIONS

Government Series

Year Ended June 30, 2014

Investment Income
Interest Income	$211,880
Expenses
Investment Advisory Fees	113,635
Administrative Fees	16,234
Transfer Agent Fees	146,103
Audit Fees	25,000
Cash Management Fees	5,518
Custody Fees	11,058
Legal Fees	4,407
Insurance Premiums	5,808
Rating Fees	6,500
Registration Fees	19,800
Other Expenses	4,497
Total Expenses	358,560
Less: Investment Advisory Fee Waivers	(29,247)
Administrative Fee Waivers	(14,807)
Transfer Agent Fee Waivers	(146,082)
Net Expenses	168,424
Net Investment Income	43,456
Net Realized Gain on Sale of Investments	4,564
Net Increase in Net Assets Resulting from Operations	$48,020

The accompanying notes are an integral part of these financial statements.

PFM Funds Annual Report | June 30, 2014   15

STATEMENTS OF CHANGES IN NET ASSETS

Government Series

	Year Ended	Year Ended
	June 30,	June 30,
	2014	2013
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$43,456	$89,414
Net Realized Gain on Sale of Investments	4,564	5,952
Net Increase in Net Assets	48,020	95,366
Distributions
Net Investment Income	(43,456)	(89,414)
Net Realized Gain on Sale of Investments	(4,564)	(5,952)
Total Distributions	(48,020)	(95,366)
Capital Share Transactions (at $1.00 per share)
Issued	645,385,689	494,769,317
Redeemed	(690,474,047)	(620,473,714)
Distributions Reinvested	48,020	95,366
Net Decrease from Capital
Share Transactions	(45,040,338)	(125,609,031)
Total Decrease in Net Assets	(45,040,338)	(125,609,031)
Net Assets
Beginning of Period	185,481,666	311,090,697
End of Period	$140,441,328	$185,481,666

The accompanying notes are an integral part of these financial statements.

 16   PFM Funds Annual Report | June 30, 2014

NOTES TO FINANCIAL STATEMENTS

A.	ORGANIZATION

PFM Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust was originally organized as a Virginia corporation called Commonwealth Cash Reserve Fund, Inc. (“CCRF”) on December 8, 1986. On September 29, 2008, the Trust converted to a Virginia business trust and was renamed PFM Funds. The Trust is comprised of two separate investment portfolios (each represented by a separate series of shares of the Trust): Prime Series (previously known as SNAP Fund) and Government Series (previously known as CCRF Federal Portfolio).

Prime Series and Government Series (each a “Fund” and collectively, the “Funds”) are money market mutual funds designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Prime Series invests in short-term, high-quality debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. Government Obligations”), by U.S. municipalities and by financial institutions and other U.S. companies, in repurchase agreements secured by U.S. Government Obligations and in money market funds that invest in investments which Prime Series may invest. Government Series invests only in U.S. Government Obligations, repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Prime Series offers SNAP® Fund Class shares (“SNAP Shares”), Institutional Class shares (“Institutional Shares”) and Colorado Investors Class shares (“Colorado Investors Shares”). Prime Series previously offered Florida Education Class shares, however, on May 22, 2012 all shares of the Florida Education Class were redeemed and the class is currently not active. Prime Series previously offered Independent Schools and Colleges Class shares, however the Trust’s Board of Trustees (the “Board”) elected to terminate the Independent Schools and Colleges Class effective June 28, 2013. All shares of Government Series are of the same class.

B.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies of the Funds are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The significant accounting policies are as follows:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of security, premium or discount at the purchase date and time to maturity. It is the Funds’ policy to compare the amortized cost and market value of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

PFM Funds Annual Report | June 30, 2014   17

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. The rates shown in the Statements of Net Assets are the yield-to-maturity at original cost unless otherwise noted. The dates shown on the Statements of Net Assets are the actual maturity dates.

3.	Dividends from net investment income and net realized gains on investments are declared daily and reinvested in each shareholder’s account by the purchase of additional shares of the respective Fund on the last day of each month. Income, common expenses and realized gains and losses of Prime Series are allocated to the classes of Prime Series based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of Prime Series, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	Each Fund invests in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreement. Each Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5.	Each Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At June 30, 2014, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Funds are considered ordinary income for federal income tax purposes.

6.	The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds did not record any tax benefit or expense in the current period.

C.	FAIR VALUE MEASUREMENTS

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair values of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the

 18   PFM Funds Annual Report | June 30, 2014

valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Funds’ own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by Prime Series and Government Series are categorized as Level 2. There were no transfers between levels during the year ended June 30, 2014.

In January 2013, Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements for ASU 2013-01 for Prime Series and Government Series are included within each Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total market value of repurchase agreements held by Prime Series at June 30, 2014 is $507,500,000 and they are collateralized by $517,668,494 of non-cash collateral. The total market value of the repurchase agreement held by Government Series at June 30, 2014 is $15,300,000 and it is collateralized by $15,606,048 of non-cash collateral.

D.	FEES AND CHARGES

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration, and transfer agent services to the Funds. For the year ended June 30, 2014, fees for investment advisory services provided by PFM to each Fund were calculated at an annual rate of .07% of the average daily net assets of each Fund up to $1 billion, .05% of the average daily net assets of each Fund on the next $2 billion, and ..04% of the average daily net assets of each Fund on such assets in excess of $3 billion. For the year ended June 30, 2014, fees for administrative services provided by PFM to each Fund were calculated at an annual rate of .01% of the average daily net assets of each Fund, and fees for transfer agency services provided by

PFM Funds Annual Report | June 30, 2014   19

PFM to each Fund at an annual rate of average daily net assets of each Fund or share class thereof, were as follows:

Fund / Class	Applicable Rate
Prime Series – SNAP Fund Class	0.02%
Prime Series – Institutional Class	0.09%
Prime Series – Colorado Investors Class	0.09%
Government Series	0.09%

During the year ended June 30, 2014, PFM waived $54,852 of transfer agency fees payable by the Colorado Investor Class as a result of a prior contractual expense limitation agreement which was effective through October 31, 2013. PFM voluntarily waived an additional portion of transfer agency fees in order to limit ordinary operating expenses of the Colorado Investors Class following the expiration of this agreement, waived a portion of transfer agency fees payable by the Institutional Class and also waived a portion of transfer agency fees payable by the SNAP Fund Class during the period as well pursuant to its agreement to manage the Commonwealth of Virginia State Non-Arbitrage Program (the “SNAP® Program”). PFM waived $528,821 of fees under its transfer agency agreement to reduce the operating expenses of these classes of Prime Series for the year ended June 30, 2014.

Effective November 1, 2013, the Trust entered into a Fee Reduction Agreement (“Prime Fee Reduction Agreement”) with PFM on behalf of Prime Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Prime Series, or any class thereof, to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of any respective class of Prime Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Prime Fee Reduction Agreement, Prime Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of the impacted class of Prime Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Prime Series for each respective class to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Prime Fee Reduction Agreement; and (ii) any fees reduced subject to the Prime Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate. Waivers made by PFM prior to November 1, 2013 and waivers made by PFM pursuant to its agreement to manage the SNAP® Program, including $358,692 of the $528,821 of waivers noted in the Statement of Operations for the year ended June 30, 2014, are not subject to repayment to PFM pursuant to the Prime Fee Reduction Agreement.

The chart that follows depicts the fees waived by PFM subject to the Prime Fee Reduction Agreement since it became effective on November 1, 2013. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Prime Fee Reduction Agreement both during the year ended June 30, 2014 and cumulatively, as well as the amounts which remain to be recoverable as of June 30, 2014 and the term over which any unreimbursed amounts expire.

 20   PFM Funds Annual Report | June 30, 2014

	Institutional Class		Colorado Investors Class
	Transfer Agent Fees		Transfer Agent Fees
	November 1,	Cumulatively	November 1,	Cumulatively
	2013 through	through	2013 through	through
	June 30,	June 30,	June 30,	June 30,
	2014	2014	2014	2014
Waived fees	$47,931	$47,931	$122,198	$122,198
Amounts reimbursed	–	–	–	–
Amounts unrecoverable	–	–	–	–
Remaining recoverable		$47,931		$122,198
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2017		$47,931		$122,198
Total		$47,931		$122,198

Effective January 28, 2010, the Trust entered into a Fee Reduction Agreement (“Government Fee Reduction Agreement”) with PFM on behalf of Government Series pursuant to which PFM may, but is not obligated to, temporarily reduce fees payable by Government Series to PFM under the Trust’s agreements with PFM at any time the monthly distribution yield to shareholders of Government Series for the preceding calendar month has been less than 1.00% per annum. After PFM has initiated a fee reduction under the Government Fee Reduction Agreement, Government Series will be obligated to pay PFM, upon PFM’s request, the amount of fees not previously paid to PFM as a result of the fee reduction, but only if the monthly distribution yield of Government Series for the preceding calendar month is in excess of 1.00% per annum, and subject to the limitations that: (i) the amount to be paid to PFM in any calendar month may not exceed 15% of the aggregate fees that would otherwise have been payable by Government Series to PFM under its investment advisory, administration and transfer agency agreements in effect on the effective date of the Government Fee Reduction Agreement; and (ii) any fees reduced subject to the Government Fee Reduction Agreement may only be restored to PFM for a period of three years from the calendar month to which they relate.

The chart that follows depicts the fees waived by PFM during the year ended June 30, 2014 and cumulatively since the inception of the Government Fee Reduction Agreement. The chart also includes the amounts reimbursed and the amounts deemed unrecoverable under the Fee Reduction Agreement both during the year ended June 30, 2014 and cumulatively, as well as the amounts which remain to be recoverable as of June 30, 2014 and the term over which any unreimbursed amounts expire.

PFM Funds Annual Report | June 30, 2014   21

	Government Series Investment Advisory,
	Administration & Transfer Agent Fees
	Year Ended	Cumulatively through
	June 30, 2014	June 30, 2014
Waived fees	$190,136	$735,317
Amounts reimbursed	–	–
Amounts unrecoverable	$(94,689)	(214,858)
Remaining recoverable		$520,459
Waivers not reimbursed become unrecoverable in fiscal year-end:
June 30, 2015		$257,399
June 30, 2016		72,924
June 30, 2017		190,136
Total		$520,459

PFM is an indirect, wholly-owned subsidiary of PFM I, LLC (“PFM I”). Effective as of June 30, 2014, the senior management of PFM I acquired all of the equity interest in PFM I and became the sole owners of PFM I (the “Transaction”). The Transaction resulted in a change in control of PFM and thus resulted in the automatic termination of the previous investment advisory agreements of the Funds (the “Previous Advisory Agreements”) in accordance with their terms. In order for PFM to continue to provide investment advisory services to the Funds after the Transaction, new investment advisory agreements (the “New Advisory Agreements”), having the advisory fees described below, were unanimously approved by the Board, including the vote of a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act, of the Trust. Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements. As further described in Note E, the New Advisory Agreements were approved by shareholders of Prime Series and Government Series, respectively, at a special meeting of shareholders held on June 23, 2014 and became effective on July 1, 2014 following consummation of the Transaction. The investment advisory fees payable by each Fund under the New Advisory Agreements, expressed as an annual percentage of the respective Fund’s average daily net assets, are:

Fund Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

PFM also proposed changes in the fees payable under the Administration Agreement and Transfer Agent Agreement which were approved by the Board and became effective in conjunction with the effective date of the New Advisory Agreements. Effective July 1, 2014, fees for administrative services provided by PFM to each Fund are calculated at an annual rate of .02% of the average daily net assets of each Fund, and fees for transfer agency services provided by PFM to each Fund are calculated at the following annual rates of the average daily net assets of each Fund or share class thereof:

 22   PFM Funds Annual Report | June 30, 2014

Fund/Class	Applicable Rate
Prime Series – SNAP Fund Class	0.10%
Prime Series – Institutional Class	0.08%
Prime Series – Colorado Investors Class	0.07%
Government Series	0.08%

In conjunction with the Transaction, PFM and the Trust also entered into Fee Deferral Agreements on behalf of Prime Series (the “Prime Fee Deferral Agreement”) and Government Series (the “Government Fee Deferral Agreement”) to maintain in effect the fee reduction arrangements under the Prime Fee Reduction Agreement and the Government Fee Reduction Agreement, respectively. The Prime Fee Deferral Agreement and the Government Fee Deferral Agreement are the same in all material respects as the Prime Fee Reduction Agreement and the Government Fee Reduction Agreement, respectively. PFM also agreed to enter into a fee waiver agreement with Prime Series that provides that during the two-year period following June 30, 2014, aggregate fees paid to PFM by each of the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series will not exceed the aggregate fees that would have been paid to PFM by such class under the fee structure in place prior to July 1, 2014. Any such fees waived pursuant to this agreement will not be subject to recoupment under the Prime Fee Deferral Agreement.

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act, which permits the Institutional Shares of Prime Series and the Government Series (each a “Covered Fund” and, collectively, the “Covered Funds”) to bear certain expenses in connection with the distribution of their shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Funds pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. The Distribution Plan authorizes each Covered Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of shares of each Covered Fund, in an amount not to exceed .25% of the Covered Fund’s average daily net asset value in any year. Any payments made under the Plan shall be made only as determined from time to time by the Board of Trustees of the Trust. For the year ended June 30, 2014, there were no expenses paid by the Covered Funds pursuant to the Distribution Plan.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

The Trust pays fees to its Independent Trustees and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees, custody fees, audit fees, registration fees and other expenses. During the year ended June 30, 2014, cash management fees of Prime Series were reduced by $117,510 as a result of earnings credits from cash balances.

PFM Funds Annual Report | June 30, 2014   23

E.	SUBSEQUENT EVENTS

The Trust has evaluated subsequent events prior to the issuance of these financial statements and the events requiring disclosure in these financial statements are as follows:

The New Advisory Agreements, Prime Fee Deferral Agreement, Government Fee Deferral Agreement and changes to the fees payable under the Administration Agreement and Transfer Agency Agreement described in Note D became effective July 1, 2014.

On July 23, 2014, the Securities & Exchange Commission (“SEC”) announced changes to Rule 2a-7 under the 1940 Act and other rules that govern money market funds. These changes announced by the SEC will, among other things: require certain money market funds to maintain floating net asset values (“NAVs”) for sales and redemptions of their shares based on the current market value of the securities in their portfolios; provide new tools to money market fund boards of directors to directly address a run on a fund, including liquidity fees or temporary redemption suspension gates; and enhance diversification, disclosure and stress testing requirements as well as provide updated reporting by money market funds and private funds that operate like money market funds. These changes are not immediately effective but are scheduled to become effective in phases over the next two years. The Trust’s management, counsel and Board are evaluating these changes and their potential impact on the Trust.

F.	PROXY VOTING RESULTS (UNAUDITED)

At a special meeting of shareholders of the Trust held on June 23, 2014 (the “Special Meeting”), shareholders of each Fund considered proposals to approve the New Advisory Agreements with PFM as a result of the anticipated change in control of PFM resulting from the Transaction described in Note D, as well as a proposal to elect seven individuals to serve as Trustees on the Board. The proposals to approve the New Advisory Agreements were voted on by the shareholders of each Fund separately while the shareholders of each Fund voted as a single class with respect to the election of Trustees.

The number of shares voted on the proposal to approve the New Advisory Agreement between PFM and the Trust on behalf of Prime Series are as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares*	Voted
For	5,107,226,270.94	86.06%	99.91%
Against	4,064,576.95	0.07%	0.08%
Abstain	302,127.09	0.01%	0.01%
Total	5,111,592,974.98	86.14%	100.00%

*5,934,024,378.56 shares were outstanding as of the record date.

The number of shares voted on the proposal to approve a new investment advisory agreement between PFM and the Trust on behalf of Government Series are as follows:

 24   PFM Funds Annual Report | June 30, 2014

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares*	Voted
For	84,426,426.65	58.59%	100.00%
Against	0.00	0.00%	0.00%
Abstain	0.00	0.00%	0.00%
Total	84,426,426.65	58.59%	100.00%

*144,107,382.75 shares were outstanding as of the record date.

The New Advisory Agreements between PFM and the Trust on behalf of Prime Series and Government Series became effective upon the consummation of the Transaction on July 1, 2014.

Each of the following nominees was elected as a Trustee of the Trust: Larry W. Davenport, Michael P. Flanagan, Jeffrey A. Laine, Brian M. Marcel, Martin P. Margolis, Robert R. Sedivy and Joseph W. White. These individuals received votes as follows:

		% of
	Number	Outstanding	% of Shares
	of Shares	Shares*	Voted
For	5,132,904,168.70	84.45%	98.79%
Withhold Authority	63,115,232.93	1.04%	1.21%
Total	5,196,019,401.63	85.49%	100.00%

*6,078,131,761.31 shares were outstanding as of the record date.

G.	GOVERNMENTAL ACCOUNTING STANDARDS (UNAUDITED)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Funds are not subject to GAS, the following risk disclosures of their investment portfolios as of June 30, 2014 have been provided for the information of shareholders.

Credit Risk

The Funds’ investment policies are outlined in the Prospectuses and are further described in the Statements of Additional Information. The Funds may only purchase securities that are permitted under Virginia law for counties, cities, towns, political subdivisions and public bodies of the Commonwealth of Virginia. A Fund may not buy any voting securities, any instrument or security from any issuer which, by its nature, would constitute characteristics of equity ownership and equity risks, any commodities or commodity contracts, any mineral related programs or leases, any warrants, or any real estate or any non-liquid interests in real estate trusts. Government Series’ investment policy further prohibits investing in commercial paper, corporate notes and bonds, obligations of banks and municipal notes and bonds, other than those guaranteed by the U.S. government or agencies or instrumentalities thereof.

As of June 30, 2014, the Funds’ investment portfolios were comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

PFM Funds Annual Report | June 30, 2014   25

S&P	Prime	Government
Rating	Series %	Series %
AA+	8.1%	72.9%
A-1+	32.5%	17.1%
A-1	54.3%	–
AA-	0.4%	–
Exempt*	4.7%	10.0%

* Represents U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Funds include the ratings of collateral underlying repurchase agreements in effect at June 30, 2014.

Concentration of Credit Risk

A Fund may not purchase any securities if 25% or more of its total assets (valued at market) would then be invested in the securities of issuers in the same industry (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities and obligations of domestic banks). A Fund may not buy the obligations of any issuer, other than the United States government, its agencies and instrumentalities or another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the United States government, its agencies and instrumentalities.

Although the Funds may not lend money or assets, each Fund can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Investment Objective and Policies” in the Prospectuses). Each Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, a Fund will not enter into repurchase agreements maturing or subject to put in more than seven days if thereafter more than 10% of the value of its total assets would then consist of such repurchase agreements. The Funds may not sell securities short (i.e. sell securities that they do not own) and may not buy securities on margin. The Funds may not purchase securities of any other investment company if such purchase would cause a Fund to own more than 3% of the outstanding shares of the other investment company. A Fund may not make certain illiquid investments (including repurchase agreements maturing or subject to put in more than seven days) if thereafter more than 10% of the value of its net assets would be so invested. The investments included in this 10% limit are (i) those which are restricted, i.e., those which cannot be freely sold for legal reasons; (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

Prime Series’ investment policy establishes certain additional restrictions on investments and limitations on portfolio composition. Prime Series’ investment policy provides that no more than 35% of the Fund’s assets may be invested in commercial paper, and that no more than 5% of its assets may be invested in commercial paper of any single issuer (at the time of purchase). The Funds’ investments at June 30, 2014 included the following issuers which individually represented greater than 5% of the total assets of the Funds:

 26   PFM Funds Annual Report | June 30, 2014

Issuer	Prime Series %	Government Series %
BNP Paribas*	<5.0%	10.9%
Fannie Mae	-	20.7%
Federal Farm Credit Banks	-	16.4%
Federal Home Loan Banks	5.4%	33.1%
Freddie Mac	-	8.8%
Goldman Sachs Group	8.1%	-
U.S. Treasury	<5.0%	10.1%

* This issuer is a counterparty to a repurchase agreement entered into by Government Series. This repurchase agreement is fully collateralized by obligations of the United States government or its agencies or instrumentalities

Interest Rate Risk

The Funds’ investment policies seek to limit exposure to market value fluctuations due to changes in interest rates by (1) requiring that each Fund maintain a dollar-weighted average maturity of not greater than sixty days; (2) requiring that any investment securities purchased by the Funds have remaining maturities of 397 days or less; and (3) for Prime Series, further limiting the remaining maturity of any commercial paper purchased by the Fund to 270 days or less. The dollar-weighted average maturities of the investment portfolios of Prime Series and Government Series at June 30, 2014 were each 47 days, respectively. The value and weighted average maturity of the types of investments held by the Funds at June 30, 2014 are as follows:

	Prime Series		Government Series
		Weighted		Weighted
		Average		Average
Type of Investments	Value	Maturity	Value	Maturity
Cash and Cash Equivalents	$75,077,000	1 Day	$227,036	1 Day
Certificates of Deposit	4,029,090,132	54 Days	–
Commercial Paper	1,087,113,091	52 Days	–
U.S. Government Agency Discount Notes	338,168,742	50 Days	31,997,496	87 Days
U.S. Government Agency Notes	–		78,649,489	45 Days
U.S. Treasury Notes	296,249,067	15 Days	13,995,773	18 Days
Repurchase Agreements	507,500,000	5 Days	15,300,000	1 Days
Total	$6,333,198,032		$140,169,794

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions: (1) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (2) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; and (3) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Annual Report | June 30, 2014   27

PFM FUNDS BOARD OF TRUSTEES, OFFICERS AND ADVISORY BOARD
(UNAUDITED)

Each member of the Board was elected by shareholders. Under the Trust’s bylaws, each Trustee holds office until his successor is elected and qualified or until earlier resignation or removal. Each Trustee of the Trust who is not an “interested person,” as defined by the 1940 Act (“Independent Trustee”), is required to retire by the conclusion of the regular quarterly meeting of the Board next following the Trustee’s seventy- second birthday. Vacancies on the Board may be filled by the remaining Board members subject to restrictions imposed by the 1940 Act, which are described in the Funds’ Statements of Additional Information.

The following table sets forth information about the Trust’s Trustees, Officers and Advisory Board Members.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Independent Trustee)

INDEPENDENT TRUSTEES

Robert R. Sedivy Trustee (1996), Chairman of the Board (2008) Birthyear: 1946 Other directorships: None	Retired, 2008; Vice President-Finance and Treasurer, Collegiate School, Richmond, Virginia, 1988 to 2008; Past President, Virginia Association of Independent Schools Financial Officers Group; (2)

Jeffrey A. Laine Trustee (1986), Chairman of the Audit Committee (2008) Birthyear: 1957 Other directorships: None	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (2)

Michael P. Flanagan
Trustee (2008), Chairman of the Nominating
and Governance Committee (2009)
Birthyear: 1949
Other directorships: Michigan Virtual
University, Michigan Public School
Employees Retirement System,
Regional Educational Laboratory
Midwest (Chairperson)	State Superintendent of Education, State of Michigan, 2005 to present; (2)

Larry W. Davenport Trustee (2012), Advisory Board Member (1995 - 2012) Birthyear: 1946 Other directorships: None	Retired Director of Finance, Hampton Roads Transit, Virginia, 2004 to 2010; (2)

Brian M. Marcel Trustee (2008) Birthyear: 1962 Other directorships: Michigan Liquid Asset Fund Plus (Chairperson)	Assistant Superintendent, Business Services, Washtenaw Intermediate School District, 1994 to present; (2)

Joseph W. White Trustee (2008) Birthyear: 1958 Other directorships: None	Chief Accounting Officer, Molina Healthcare, Inc., 2003 to present; (2)

 28   PFM Funds Annual Report | June 30, 2014

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Officer/Affiliated Trustee/Advisory Board Member)

OFFICERS AND AFFILIATED TRUSTEES

Martin P. Margolis Trustee & President (1996) Birthyear: 1944 Other directorships: None	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc. (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I LLC, 2009 to present; (2)

Barbara L. Fava Vice President (2008) Birthyear: 1959 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Debra J. Goodnight Treasurer (2007) Birthyear: 1955 Other directorships: None	Secretary and Managing Director, PFM Asset Management LLC, 2001 to present; Secretary, PFM Fund Distributors, Inc., 2001 to present; (2)

Daniel R. Hess Secretary (2012) and Assistant Treasurer (2007) Birthyear: 1974 Other directorships: None	Managing Director, PFM Asset Management LLC, 2001 to present; (2)

Leo J. Karwejna Chief Compliance Officer (2012) Birthyear: 1976 Other directorships: None	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008 to 2011; (2)

ADVISORY BOARD MEMBERS

Richard A. Cordle, MGT Advisory Board Member (2006) Birthyear: 1955 Other directorships: None	Treasurer, Chesterfield County, Virginia, 1991 to present; (2)

M. Ann Davis, MGT Advisory Board Member (2006) Birthyear: 1946 Other directorships: None	Treasurer, City of Williamsburg / James City County, Virginia, 1998 to present; (2)

Bruce A. Lebsack, CGMA Advisory Board Member (2012) Birthyear: 1953 Other directorships: None	Director of Finance and Administration and Chief Financial Officer, Highlands Ranch Metropolitan Districts and Centennial Water and Sanitation District, Colorado, 1981 to present; (2)

Evelyn R. Whitley Advisory Board Member (2011) Birthyear: 1959 Other directorships: None	Director of Debt Management, Virginia Department of Treasury, 1993 to present; (2)

PFM Funds Annual Report | June 30, 2014   29

Each Independent Trustee receives from the Trust an annual retainer plus $750 for each meeting attended in person and $500 for each meeting attended by telephone. Effective July 1, 2014, the annual retainer each Independent Trustee receives increased from $6,000 to $7,000. The Chairman of the Trust and the Chairman of each committee of the Board receives an additional $1,500 retainer annually. The Trust does not pay retirement or pension benefits to any of its officers or the Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. Members of the Advisory Board receive no compensation from the Trust.

The Board has established an Audit Committee, which consists solely of Independent Trustees, and which operates in accordance with the Committee’s charter. The Audit Committee is designed to: oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met twice during the year ended June 30, 2014.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and consists solely of Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee did not meet separately as a committee during the year ended June 30, 2014 but at the May 9, 2014 Board meeting the members of the Committee nominated the seven individuals elected as Trustees at the June 23, 2014 Special Meeting of Shareholders (see Note E to the financial statements).

The mailing address of each Trustee, Officer and Advisory Board Member is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17101.

The Funds’ Statements of Additional Information (“SAI”) include additional information about the Trustees, Officers and Advisory Board Members, and are available, without charge, upon request by calling (800) 338-3383.

 30   PFM Funds Annual Report | June 30, 2014

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of a Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in a Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2014. This example illustrates the Funds’ expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund’s actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds’ actual rates of return, but is useful in making comparisons of the costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

PFM Funds Annual Report | June 30, 2014   31

Expenses and Value of a $1,000 Investment in the Funds
for the Six Months Ended June 30, 2014

			Expenses Paid
			per $1,000
Based on Actual Fund	Beginning	Ending	During
Expenses and Returns	Account Value	Account Value	Period(1)
Prime Series:
SNAP Fund Class	$1,000.00	$1,000.70	$0.39
Institutional Class	$1,000.00	$1,000.34	$0.74
Colorado Investors Class	$1,000.00	$1,000.48	$0.61
Government Series	$1,000.00	$1,000.14	$0.46

Based on Actual Fund Expenses and a Hypothetical 5% Return
Prime Series:
SNAP Fund Class	$1,000.00	$1,024.41	$0.39
Institutional Class	$1,000.00	$1,024.05	$0.75
Colorado Investors Class	$1,000.00	$1,024.19	$0.61
Government Series	$1,000.00	$1,024.34	$0.46

(1) Expenses are equal to the Funds’ annualized expense ratios of 0.08%, 0.15% and 0.12% for the Prime Series SNAP Class, Institutional Class and Colorado Investors Class, respectively, and 0.09% for the Government Series multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees; however, other funds to which the Funds are compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

 32   PFM Funds Annual Report | June 30, 2014

OTHER FUND INFORMATION (UNAUDITED)

Board Consideration of Funds’ Investment Advisory Agreements

At a meeting held in person on May 9, 2014, the Board, including a majority of the Trust’s Independent Trustees, unanimously approved the New Advisory Agreements between the Trust, on behalf of each of the Funds, and PFM. The New Advisory Agreements were approved by shareholders of each of the Funds on June 23, 2014 and became effective on July 1, 2014. Approval of the New Advisory Agreements by the Board and shareholders was necessary to enable PFM to continue to serve as investment adviser of the Funds following a contemplated Transaction (see Note D to the financial statements earlier in this annual report) which may be deemed to constitute a Change in Control of PFM and result in the automatic termination of the Previous Advisory Agreements as required by the 1940 Act. The New Advisory Agreements also effect certain changes in the advisory fees payable to PFM (the "New Fee Structure"). Except for the fees payable under and the date of effectiveness of the New Advisory Agreements, the New Advisory Agreements are the same in all material respects as the Previous Advisory Agreements.

In determining whether to approve the New Advisory Agreements, the Board considered information similar to that considered in connection with the most recent renewal of the Previous Advisory Agreements, information furnished to the Trustees throughout the year in connection with regular Board meetings, as well as information pertinent to the Change in Control and the New Fee Structure, which also included changes in fees paid by the Funds to PFM for administration and transfer agent services, so as to help assure that the Board could evaluate the potential implications of the Change in Control to PFM and to the services PFM provides to the Trust, as well as the impact of the New Fee Structure on the Trust and its shareholders. In considering these materials, the Independent Trustees received assistance and advice from and met separately with independent legal counsel. Although the Board considered each of the New Advisory Agreements at the same Board meeting, information was provided and separately considered by the Board with respect to each of the Funds. In approving the New Advisory Agreements, the Board, including a majority of Independent Trustees, determined that the advisory fees payable thereunder by each of the Funds was fair and reasonable and that the approval of each of the New Advisory Agreements was in the best interests of each of the Funds. Although attention was given by the Trustees to all information furnished, and no single factor reviewed and discussed by the Board was identified as the principal factor in determining whether to approve the New Advisory Agreements, the following discussion notes the primary factors relevant to the Board’s deliberations and determinations, including those relating to the selection of the investment adviser and the approval of the advisory fees.

In determining whether to approve the New Advisory Agreements, the Independent Trustees considered the implications of the Change in Control and the proposed Transaction. The Independent Trustees indicated that they viewed favorably the increased equity investment in PFM I, LLC ("PFM I"), of which PFM is an indirect, wholly-owned subsidiary, by its Managing Directors and the fact that PFM I would be

PFM Funds Annual Report | June 30, 2014   33

wholly-owned by management. The Independent Trustees concluded that they were satisfied that PFM can meet its financial obligations in light of the Transaction and that the Transaction is likely to strengthen PFM as an organization by increasing the Managing Directors’ participation in the business and promoting stability.

In reviewing the Transaction and the New Fee Structure, the Board took into consideration Section 15(f) of the 1940 Act, which provides a "safe harbor" for the receipt of benefits by an investment adviser of a mutual fund in connection with the sale of an interest in the adviser in a transaction that results in the assignment of an investment advisory contract with the mutual fund if the following two conditions are met: (i) for a period of at least three years after a change in control, no more than 25 percent of the members of the fund's board of trustees are persons who are "interested persons," as defined by the 1940 Act; and (ii) for a period of at least two years after the change in control, neither the investment adviser or predecessor or successor investment advisers may impose an "unfair burden" on the fund as a result of the investment. The Board noted that, although in their agreement the parties to the Transaction did not undertake to comply with the conditions of Section 15(f), only one of seven Trustees is an "interested person," as defined by the 1940 Act, of PFM. In addition, the Board concluded that the New Fee Structure will not constitute an "unfair burden" on the Funds because the fees to be payable to PFM have been determined to be fair and reasonable and are paid in consideration for bona fide investment advisory and other services.

Nature, Scope and Quality of Services. The Board considered the services provided by PFM to the Funds and their shareholders, which are expected to continue to be provided under the New Advisory Agreements. The Board noted its overall satisfaction with the nature, quality and scope of services provided by PFM. It concluded that PFM was providing the Funds with all required services, that these services were of very high quality and that it can reasonably be expected that PFM will be able to continue to provide high-quality services following the Transaction. The Board gave weight to PFM's representations that the Transaction is not expected to alter its ability to attract and retain professionals with the skills necessary to provide high-quality services to the Funds and is not likely to impact adversely the ability of PFM to provide services to the Funds.

Comparative Fees and Expenses. The Board considered information regarding the proposed fees and projected expense ratios of the Funds under the New Fee Structure, including charts showing the current and proposed fees and expense ratios based on different assumed asset levels of the Fund, as well as information comparing the fees and expenses of the Funds to those other similar Funds (including other funds advised by PFM). It was noted that, for the twelve months ended December 31, 2013, the effective total expense ratios of Government Series and the SNAP Fund Class, Institutional Class and Colorado Investors Class of Prime Series, after fee waivers, were 0.14%, 0.09%, 0.16% and 0.12%, respectively, of net assets, and that, in light of fee deferral arrangements between the Trust and PFM, these expense ratios would have been substantially the same if the New Fee Structure had been in place in 2013. The Board

 34   PFM Funds Annual Report | June 30, 2014

noted that new regulatory requirements applicable to the Funds, the provision of enhanced portfolio risk management and monitoring services, the addition of staffing resources by PFM to credit analysis and monitoring in the aftermath of the 2008 financial crisis, and PFM's investment in electronic portfolio management systems have increased the scope of PFM's services and its costs of providing services to the Funds. The Board determined that the New Fee Structure, including the fees that would be payable under the New Advisory Agreements compares favorably to the fees charged to similar money market funds and concluded that, under the New Fee Structure, the advisory fees of the Funds would continue to be within the lower end of the range of the fees of similar funds.

Investment Performance. The Board considered the investment performance of PFM and the Funds and concluded that the performance of each Fund compared favorably with the performance of similar investment vehicles. The Board noted PFM's active and skilled management, which is reflected by these investment performance results.

Economies of Scale. With regard to economies of scale, the Board considered that the New Advisory Agreements continue to reflect a reduction in advisory fees at higher asset levels, reflecting economies of scale.

Profitability to Adviser. The Board reviewed a profitability analysis which contained information relating to the costs incurred by PFM and the profits realized by PFM from its relationship with the Trust for the one year periods ended December 31, 2011, December 31, 2012 and December 31, 2013, as well as estimated profitability had the New Fee Structure been in effect for the year ended December 31, 2013. The Board concluded that the profitability to PFM from its relationship with the Funds would not be so disproportionately large that it bore no reasonable relationship to the services rendered. It determined that, in view of the investment performance of the Funds, superior service levels and the quality and scope of advisory services provided by PFM and the increased costs to PFM of providing investment advisory services, the expected profitability of PFM would not be excessive. The Board also noted that it is satisfied that PFM can meet its financial obligations in light of the Transaction and that the Transaction is likely to strengthen PFM as an organization by increasing the Managing Directors' participation in the business and promoting stability.

General Conclusions. The Board concluded that the services currently provided by PFM to the Trust and the Funds are of high quality and that the Trust and the Funds can expect to continue to receive such services under the New Advisory Agreements. Based upon the considerations and conclusions set forth above, and other factors deemed relevant, the Board determined that each of the New Advisory Agreements was fair, reasonable and in the best interests of the applicable Fund.

PFM Funds Annual Report | June 30, 2014   35

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Investment Adviser,
Administrator &
Transfer Agent
PFM Asset Management LLC
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Distributor
PFM Fund Distributors, Inc.
One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

Custodian
Wells Fargo Bank, N.A.
608 2nd Avenue South Minneapolis, Minnesota 55479

Depository Banks
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public
Accounting Firm
Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

One Keystone Plaza, Suite 300
North Front & Market Streets
Harrisburg, Pennsylvania 17101-2044

1-800-338-3383	4438 • 7/14

Item 2. Code of Ethics.

THE REGISTRANT HAS A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICERS, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. EFFECTIVE FEBRUARY 3, 2014, THIS CODE OF ETHICS WAS AMENDED TO UPDATE THE REGISTRANT’S EXECUTIVE OFFICERS. THE CODE OF ETHICS AS SO AMENDED IS ATTACHED AS EXHIBIT 99.CODEOFETHICS TO THIS FORM N-CSR.

DURING THE YEAR ENDED JUNE 30, 2014, THERE WERE NO WAIVERS GRANTED FROM ANY PROVISION OF THE REGISTRANT’S CODE OF ETHICS.

Item 3. Audit Committee Financial Expert.

THE REGISTRANT’S BOARD OF TRUSTEES (THE “BOARD”) HAS DESIGNATED JEFFREY A. LAINE AS THE REGISTRANT’S AUDIT COMMITTEE FINANCIAL EXPERT. MR. LAINE IS DEEMED TO BE “INDEPENDENT” FOR THE PURPOSES OF THIS ITEM BECAUSE: (1) HE DOES NOT ACCEPT DIRECTLY OR INDIRECTLY ANY CONSULTING, ADVISORY OR COMPENSATORY FEE FROM THE REGISTRANT (OTHER THAN IN HIS CAPACITY AS A COMMITTEE MEMBER OR MEMBER OF THE BOARD); AND (2) HE IS NOT AN “INTERESTED PERSON” OF THE REGISTRANT AS THAT TERM IS DEFINED IN SECTION 2(a)(19) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”).

Item 4. Principal Accountant Fees and Services.

THE AGGREGATE FEES BILLED IN EACH OF THE LAST TWO FISCAL YEARS BY THE REGISTRANT’S PRINCIPAL ACCOUNTANT FOR AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES ARE AS FOLLOWS:

	FISCAL YEAR	FISCAL YEAR
	ENDED	ENDED
	6/30/14	6/30/13

(a) AUDIT FEES:	$53,900	$51,930

(b) AUDIT-RELATED FEES:	$0	$0

(c) TAX FEES:	$0	$0

(d) ALL OTHER FEES:	$0	$0

(e) (1) THE REGISTRANT’S AUDIT COMMITTEE OPERATES PURSUANT TO AN AUDIT COMMITTEE CHARTER (THE “CHARTER”) WHICH WAS APPROVED BY THE REGISTRANT’S BOARD ON JULY 31, 2003. INCLUDED IN THE CHARTER ARE REQUIREMENTS THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT THE REGISTRANT EMPLOY ITS AUDITOR TO RENDER “PERMISSIBLE NON-AUDIT SERVICES” (AS THAT TERM IS DESCRIBED BY RULE 2-01(C)(4) OF REGULATION S-X) TO THE REGISTRANT. THE CHARTER ALSO REQUIRES THAT THE AUDIT COMMITTEE REVIEW AND APPROVE IN ADVANCE ANY PROPOSAL THAT ANY “SERVICE ORGANIZATION,” AS SUCH TERM IS DEFINED IN THE CHARTER, THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, EMPLOY THE REGISTRANT’S AUDITOR TO RENDER NON-AUDIT SERVICES, IF SUCH ENGAGEMENT WOULD RELATE DIRECTLY TO THE OPERATIONS AND FINANCIAL REPORTING OF THE REGISTRANT, TO DETERMINE WHETHER THE PROVISION OF SUCH SERVICES IS CONSISTENT WITH THE AUDITOR’S INDEPENDENCE.

THE CHARTER SPECIFIES THAT, NOTWITHSTANDING THE ABOVE REQUIREMENTS, PRE-APPROVAL BY THE AUDIT COMMITTEE OF NON-AUDIT SERVICES IS NOT REQUIRED SO LONG AS:

(1) WITH RESPECT TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH PERMISSIBLE NON-AUDIT SERVICES PROVIDED TO THE REGISTRANT CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES PAID TO THE AUDITOR BY THE REGISTRANT DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(2) WITH RESPECT TO ANY SERVICE ORGANIZATION THAT PROVIDES ONGOING INVESTMENT ADVISORY OR DISTRIBUTION SERVICES TO THE REGISTRANT, THE AGGREGATE AMOUNT OF ALL SUCH NON-AUDIT SERVICES PROVIDED CONSTITUTES NO MORE THAN 5% OF THE TOTAL AMOUNT OF REVENUES (OF THE TYPE THAT WOULD HAVE TO BE PRE-APPROVED BY THE AUDIT COMMITTEE) PAID TO THE AUDITOR BY THE REGISTRANT AND SUCH ORGANIZATIONS IN THE AGGREGATE DURING THE FISCAL YEAR IN WHICH THE SERVICES ARE PROVIDED.

(3) SUCH SERVICES WERE NOT RECOGNIZED BY THE REGISTRANT AT THE TIME OF THE ENGAGEMENT TO BE NON-AUDIT SERVICES; AND

(4) SUCH SERVICES ARE PROMPTLY BROUGHT TO THE ATTENTION OF THE AUDIT COMMITTEE AND APPROVED PRIOR TO THE COMPLETION OF THE AUDIT BY THE AUDIT COMMITTEE.

(e) (2) ALL AUDIT-RELATED FEES AND TAX FEES LISTED IN ITEMS (b) AND (c) ABOVE WERE APPROVED IN ADVANCE BY THE REGISTRANT’S AUDIT COMMITTEE.

(f) NOT APPLICABLE; THERE WERE NO SUCH SERVICES PROVIDED BY PERSONS OTHER THAN THE REGISTRANT’S PRINCIPAL ACCOUNTANT’S FULL-TIME EMPLOYEES.

(g) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

(h) NOT APPLICABLE; THERE WERE NO SUCH FEES BILLED OR SERVICES RENDERED.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE 1940 ACT) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a)(1) THE REGISTRANT’S CODE OF ETHICS FORMALLY ADOPTED APRIL 27, 2004 AND MOST RECENTLY AMENDED EFFECTIVE FEBRUARY 3, 2014 IS ATTACHED HERETO AS EXHIBIT 99.CODEOFETHICS.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/5/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	9/5/2014

By (Signature and Title)*	/s/ Debra J. Goodnight
Debra J. Goodnight, Treasurer

Date	9/5/2014

* Print the name and title of each signing officer under his or her signature.